Stock Option Plan - Schedule of Stock Based Compensation (Details) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024
Schedule of Stock Based Compensation [Line Items]
Total stock-based compensation	$ 553,000	$ 125	$ 183	$ 513,000
Cost of revenue [Member]
Schedule of Stock Based Compensation [Line Items]
Total stock-based compensation	13,000	18	3	14,000
Research and development [Member]
Schedule of Stock Based Compensation [Line Items]
Total stock-based compensation	57,000	11	11	59,000
Selling, general and administrative [Member]
Schedule of Stock Based Compensation [Line Items]
Total stock-based compensation	$ 483,000	$ 96	$ 169	$ 440,000